GOF-SA5 09/25

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
OF EACH FUND LISTED IN SCHEDULE A

Effective September 8, 2025, Bank of New York Mellon will replace State Street Bank and Trust Company as transfer agent, sub-administrator and custodian of each fund listed in Schedule A. Accordingly, the following replaces the corresponding disclosure in each fund’s SAI.

Transfer agent The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, New York 10286, acts as the Fund’s transfer agent and dividend-paying agent.

Sub-administrator BNY Mellon has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services provided by BNY Mellon include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Custodian BNY Mellon also acts as custodian of the Fund’s securities and other assets (Custodian). The Custodian is located at 240 Greenwich Street, New York, New York 10286. As foreign custody manager, the Custodian selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

SCHEDULE A

Fund	Date of SAI
FRANKLIN TEMPLETON ETF TRUST	August 1, 2025
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	August 1, 2025
BrandywineGLOBAL-U.S. Fixed Income ETF	August 1, 2025
Franklin Disruptive Commerce ETF	August 1, 2025
Franklin Dynamic Municipal Bond ETF	August 1, 2025

Fund	Date of SAI
Franklin Emerging Market Core Dividend Tilt Index ETF	August 1, 2025
Franklin FTSE Asia ex Japan ETF	August 1, 2025
Franklin FTSE Australia ETF	August 1, 2025
Franklin FTSE Brazil ETF	August 1, 2025
Franklin FTSE Canada ETF	August 1, 2025
Franklin FTSE China ETF	August 1, 2025
Franklin FTSE Europe ETF	August 1, 2025
Franklin FTSE Eurozone ETF	August 1, 2025
Franklin FTSE Germany ETF	August 1, 2025
Franklin FTSE India ETF	August 1, 2025
Franklin FTSE Japan ETF	August 1, 2025
Franklin FTSE Japan Hedged ETF	August 1, 2025
Franklin FTSE Latin America ETF	August 1, 2025
Franklin FTSE Mexico ETF	August 1, 2025
Franklin FTSE Russia ETF	August 1, 2025
Franklin FTSE Saudi Arabia ETF	August 1, 2025
Franklin FTSE South Korea ETF	August 1, 2025
Franklin FTSE Switzerland ETF	August 1, 2025
Franklin FTSE Taiwan ETF	August 1, 2025
Franklin FTSE United Kingdom ETF	August 1, 2025
Franklin Genomic Advancements ETF	August 1, 2025
Franklin High Yield Corporate ETF	August 1, 2025
Franklin International Core Dividend Tilt Index ETF	August 1, 2025
Franklin International Dividend Booster Index ETF	August 1, 2025
Franklin Investment Grade Corporate ETF	August 1, 2025
Franklin Municipal Green Bond ETF	August 1, 2025
Franklin Senior Loan ETF	August 1, 2025
Franklin Sustainable International Equity ETF	August 1, 2025
Franklin U.S. Core Dividend Tilt Index ETF	August 1, 2025
Franklin U.S. Dividend Booster Index ETF	August 1, 2025
Franklin U.S. Equity Index ETF	August 1, 2025
Franklin U.S. Large Cap Multifactor Index ETF	August 1, 2025
Franklin U.S. Mid Cap Multifactor Index ETF	August 1, 2025
Franklin U.S. Small Cap Multifactor Index ETF	August 1, 2025
Franklin Ultra Short Bond ETF	August 1, 2025
Western Asset Bond ETF	August 1, 2025
Please retain this supplement for future reference.